Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of breakdown of expenses by nature

Expenses by nature at 12.31.23
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	76,213	10,521	24,024	110,758
Pension plans	1,670	231	527	2,428
Communications expenses	2,370	2,425	10	4,805
Allowance for the impairment of trade and other receivables	-	6,662	-	6,662
Supplies consumption	10,316	-	745	11,061
Leases and insurance	659	14	1,861	2,534
Security service	2,910	213	1,597	4,720
Fees and remuneration for services	49,005	18,882	29,640	97,527
Public relations and marketing	-	6,646	-	6,646
Advertising and sponsorship	-	3,424	-	3,424
Reimbursements to personnel	-	-	4	4
Depreciation of property, plant and equipment	65,094	9,700	7,959	82,753
Depreciation of right-of-use asset	283	566	1,980	2,829
Directors and Supervisory Committee members’ fees	-	-	161	161
ENRE penalties	5,898	12,749	-	18,647
Taxes and charges	-	10,729	432	11,161
Other	10	2	182	194
At 12.31.23	214,428	82,764	69,122	366,314

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2023 for $ 16,783.0.

Expenses by nature at 12.31.22
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	70,230	10,509	21,192	101,931
Pension plans	2,579	386	778	3,743
Communications expenses	1,381	2,630	4	4,015
Allowance for the impairment of trade and other receivables	-	6,847	-	6,847
Supplies consumption	10,145	-	1,025	11,170
Leases and insurance	609	14	2,885	3,508
Security service	3,453	445	549	4,447
Fees and remuneration for services	31,903	17,875	20,679	70,457
Public relations and marketing	-	5,905	-	5,905
Advertising and sponsorship	-	3,042	-	3,042
Reimbursements to personnel	-	-	6	6
Depreciation of property, plant and equipment	44,566	6,641	5,449	56,656
Depreciation of right-of-use asset	322	643	2,251	3,216
Directors and Supervisory Committee members’ fees	-	-	215	215
ENRE penalties	6,432	8,728	-	15,160
Taxes and charges	-	10,051	428	10,479
Other	5	1	137	143
At 12.31.22	171,625	73,717	55,598	300,940

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2022 for $ 13,966.5.

Expenses by nature at 12.31.21
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	68,495	10,899	15,474	94,868
Pension plans	3,307	526	747	4,580
Communications expenses	1,579	3,503	3	5,085
Allowance for the impairment of trade and other receivables	-	11,902	-	11,902
Supplies consumption	13,733	-	1,289	15,022
Leases and insurance	-	3	3,102	3,105
Security service	3,074	262	707	4,043
Fees and remuneration for services	35,380	18,836	15,689	69,905
Public relations and marketing	-	704	-	704
Advertising and sponsorship	-	364	-	364
Reimbursements to personnel	-	-	6	6
Depreciation of property, plant and equipment	43,426	6,471	5,310	55,207
Depreciation of right-of-use asset	277	554	1,946	2,777
Directors and Supervisory Committee members’ fees	-	-	215	215
ENRE penalties	7,321	5,079	-	12,400
Taxes and charges	-	10,622	517	11,139
Other	3	3	165	171
At 12.31.21	176,595	69,728	45,170	291,493